LEASES (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Components of Operating Lease Expense

The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2020 and 2027. Components of operating lease expense were as follows:

	Six month ended June 30,
	2020	2019

Operating lease cost*	$1,114	$1,166
Short- term lease cost	103	120
Total lease costs	$1,217	$1,286

*) Operating lease cost were paid in cash during the six months ended June 30, 2020 and 2019.

Schedule of Supplemental Information Related to Operating Leases	Supplemental information related to operating leases was as follows:
	Six month ended June 30,
	2020	2019

New operating lease assets obtained in exchange for operating lease liabilities	$3,492	$47

Schedule of Future Lease Payments Under Operating Leases

Future lease payments under operating leases as of June 30, 2020 were as follows:

Operating Leases

July 1st 2020 until December 31, 2020	$1,115
2021	2,104
2022	1,555
2023	1,177
2024 and after	907

Total operating lease payments	$6,858

Less: imputed interest	(529)

Present value of lease liabilities	$6,329